UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,056.20	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.32%
Actual		$ 1,000.00	$ 1,000.10	$ 1.61**
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.63**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expenses ratio for the Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.55, respectively.

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	9.69%	4.45%	5.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Favorable supply/demand dynamics and a relatively benign interest rate environment helped municipal bonds generate strong gains during the 12-month period ending August 31, 2010. Demand for munis was quite robust during the year, as investors - some motivated to preserve wealth and others to capture higher-yielding alternatives to cash and money market investments - piled into fixed-income investments. The threat of higher tax rates also bolstered demand for munis, which generally are exempt from state and federal income taxes. At the same time, supply was muted due to the increased popularity of Build America Bonds - newer taxable securities that often allow municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the Federal Reserve held short-term interest rates at a historically low level, providing a supportive backdrop for fixed-income securities. Although these developments collectively helped muni bond prices, they also masked growing concerns about muni bond fundamentals, as government revenue declined dramatically. For the 12 months, the Barclays Capital Municipal Bond Index - a measure of more than 46,000 investment-grade, fixed-rate tax-exempt bonds - gained 9.78%. By comparison, the investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 9.18%.

Comments from Kevin Ramundo, who became Portfolio Manager of Fidelity® Arizona Municipal Income Fund on June 30, 2010: For the year, the fund returned 9.69% and the Barclays Capital Arizona 4+ Year Enhanced Index returned 10.64%. The fund's smaller-than-index exposure to non-callable par bonds and underweighting in three sectors that performed particularly well were the primary detractors from relative performance. Non-callable par bonds carry two features that were attractive to individual investors, who were major sources of muni demand during the period. The non-callable aspect means the bonds can't be redeemed by their issuers before maturity, and par means they sell at face value. In terms of sectors, the fund was hurt by its underweighting in some higher-yielding, lower-quality securities, specifically certain types of corporate-backed munis, investor-owned utilities and housing bonds. Each outpaced the benchmark in large measure due to robust demand for higher-yielding alternatives to cash, money markets and U.S. government securities. In contrast, overweighting two other recession-resistant sectors - bonds issued by higher education institutions and providers of water, sewer and other essential services - worked to the fund's advantage. Both performed comparatively well thanks to strong investor demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.5	22.2
Special Tax	17.0	17.9
Water & Sewer	16.4	17.8
Electric Utilities	15.0	13.4
Education	9.3	9.9
Weighted Average Maturity as of August 31, 2010
		6 months ago
Years	7.0	7.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	8.1	8.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA 6.3%	AAA 3.1%
AA,A 79.4%	AA,A 73.5%
BBB 11.8%	BBB 16.7%
BB and Below 0.0%	BB and Below 0.8%
Not Rated 0.0%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2010

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Arizona - 92.6%
Arizona Board of Regents Arizona State Univ. Rev. (Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,793,910
5.75% 7/1/23	250,000	296,678
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,267,064
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,123,280
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,827,239
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,314,700
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,385,984
5% 7/1/32	470,000	482,869
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,066,880
Series 2007 B, 1.167% 1/1/37 (b)	1,000,000	621,820
Series 2008 A, 5.25% 1/1/31	1,000,000	1,028,700
Series 2008 D, 6% 1/1/27	1,000,000	1,115,130
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	2,800,000	3,149,972
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,866,781
Series 2008, 5.75% 9/1/22	1,000,000	1,149,710
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,450
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,377,733
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	1,000,000	1,146,730
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,319,077
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	1,045,030
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,036,340
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	455,532
Series 2008 A, 5% 7/1/33	2,000,000	2,166,720
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
(Wtr. Quality Proj.) Series 2006 A, 5% 10/1/23	$ 500,000	$ 567,050
Series 2009 A, 5% 10/1/29	1,000,000	1,131,550
Series 2010 A, 5% 10/1/30	2,000,000	2,267,400
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	543,095
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,442,022
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,128,308
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,292,590
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,659,053
Dysart Unified School District #89 Gen. Oblig. (School Impt. Proj.) Series 2007 A, 5% 7/1/26 (FGIC Insured) (FSA Insured)	1,325,000	1,438,009
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,132,630
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,076,982
Series 2005, 5% 12/1/35	1,000,000	954,410
Series 2007, 5% 12/1/27	1,000,000	986,290
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,198,540
7% 7/1/33	1,000,000	1,093,840
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,770,864
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,107,710
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,849,489
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	480,000	480,792
Series 2007 A, 5% 7/1/16	1,000,000	1,116,360
Series 2009 A, 6% 7/1/39	1,000,000	1,086,950
Series A, 5.25% 7/1/32	1,000,000	1,027,040
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,035,500
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,000,820
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,000,000	3,097,950
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	$ 1,000,000	$ 1,123,920
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,022,680
Mesa Util. Sys. Rev. 5% 7/1/24 (FGIC Insured)	2,000,000	2,350,600
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	2,000,000	2,101,940
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,264,384
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,194,281
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,034,620
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,119,470
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,926,100
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	615,868
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,270
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,384,538
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,101,830
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,892,730
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	816,393
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,145,190
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
(Jr. Lien Wtr. Sys. Proj.) Series 2009 A, 5% 7/1/25	1,650,000	1,882,221
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,261,740
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,616,235
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 80,000	$ 85,208
5% 7/1/20	5,000,000	5,630,450
5% 7/1/29	1,750,000	1,879,255
Series 2009 A, 5% 7/1/39	2,750,000	2,940,025
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,124,459
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,041
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	735,000	818,878
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	1,020,665
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,109,570
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,109,110
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,031,710
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,387,145
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,123,920
5% 7/1/20 (FGIC Insured)	1,000,000	1,112,170
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	949,242
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,218,431
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,625,745
5% 1/1/21	290,000	313,615
5% 1/1/31	1,995,000	2,067,119
Series 2005 A, 5% 1/1/35	3,000,000	3,170,520
Series 2006 A, 5% 1/1/37	5,690,000	6,004,993
Series 2008 A:
5% 1/1/24	1,075,000	1,226,070
5% 1/1/38	5,400,000	5,792,958
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series 2009 A, 5% 1/1/39	$ 1,000,000	$ 1,080,480
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,100,950
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,000,000	1,026,920
Series 2008 A, 5% 9/1/23	355,000	368,983
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,166,855
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,329,901
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,720
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,678,016
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	85,000	89,653
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,415,360
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,131,840
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,759,698
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295,000	2,613,684
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,071,333
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,133,599
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	215,481
5.25% 7/1/15	1,000,000	1,063,610
Series 2005, 5% 7/1/16	1,515,000	1,569,692
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	306,843
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,112,290
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	407,675
Series 2008 A, 5% 6/1/22	1,315,000	1,502,322
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
Series 2009 A, 5% 6/1/39	$ 1,000,000	$ 1,060,990
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (b)(c)	1,000,000	1,006,740
		170,559,517
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	522,970
Puerto Rico - 3.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	719,201
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	729,736
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	700,000	787,444
Series 2003 A, 5.25% 7/1/14	275,000	295,592
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,067,540
Series 2006 C, 5.25% 1/1/15 (c)	500,000	531,735
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	330,429
Series M2, 5.75%, tender 7/1/17 (b)	200,000	222,994
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	3,200,000	536,768
Series 2009 A, 6% 8/1/42	1,300,000	1,439,789
		6,661,228
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	312,885
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	$ 500,000	$ 465,150
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	1,035,590
		1,813,625
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $171,751,727)	179,557,340
NET OTHER ASSETS (LIABILITIES) - 2.5%	4,643,229
NET ASSETS - 100%	$ 184,200,569
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	24.5%
Special Tax	17.0%
Water & Sewer	16.4%
Electric Utilities	15.0%
Education	9.3%
Health Care	9.2%
Others* (Individually Less Than 5%)	8.6%
100.0%
*Includes net other assets
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $276,075 all of which will expire on August 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $171,751,727)		$ 179,557,340
Cash		3,155,365
Receivable for fund shares sold		31,794
Interest receivable		1,826,391
Other receivables		2,036
Total assets		184,572,926

Liabilities
Payable for fund shares redeemed	$ 54,462
Distributions payable	235,240
Accrued management fee	82,655
Total liabilities		372,357

Net Assets		$ 184,200,569
Net Assets consist of:
Paid in capital		$ 176,639,535
Undistributed net investment income		31,496
Accumulated undistributed net realized gain (loss) on investments		(276,075)
Net unrealized appreciation (depreciation) on investments		7,805,613
Net Assets, for 15,668,604 shares outstanding		$ 184,200,569
Net Asset Value, offering price and redemption price per share ($184,200,569 ÷ 15,668,604 shares)		$ 11.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest		$ 7,162,220

Expenses
Management fee	$ 934,974
Independent trustees' compensation	603
Miscellaneous	659
Total expenses before reductions	936,236
Expense reductions	(5,059)	931,177
Net investment income		6,231,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		261,192
Change in net unrealized appreciation (depreciation) on investment securities		9,261,589
Net gain (loss)		9,522,781
Net increase (decrease) in net assets resulting from operations		$ 15,753,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,231,043	$ 5,302,836
Net realized gain (loss)	261,192	(538,126)
Change in net unrealized appreciation (depreciation)	9,261,589	1,113,163
Net increase (decrease) in net assets resulting from operations	15,753,824	5,877,873
Distributions to shareholders from net investment income	(6,226,317)	(5,294,897)
Distributions to shareholders from net realized gain	-	(409,050)
Total distributions	(6,226,317)	(5,703,947)
Share transactions Proceeds from sales of shares	63,302,201	65,045,430
Reinvestment of distributions	3,632,180	3,572,863
Cost of shares redeemed	(47,321,565)	(57,178,441)
Net increase (decrease) in net assets resulting from share transactions	19,612,816	11,439,852
Redemption fees	7,644	7,310
Total increase (decrease) in net assets	29,147,967	11,621,088

Net Assets
Beginning of period	155,052,602	143,431,514
End of period (including undistributed net investment income of $31,496 and undistributed net investment income of $26,262, respectively)	$ 184,200,569	$ 155,052,602
Other Information Shares
Sold	5,576,691	6,083,801
Issued in reinvestment of distributions	318,847	336,051
Redeemed	(4,168,259)	(5,472,354)
Net increase (decrease)	1,727,279	947,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59
Income from Investment Operations
Net investment incomeB	.416	.425	.419	.418	.417
Net realized and unrealized gain (loss)	.639	.112	(.054)	(.205)	(.149)
Total from investment operations	1.055	.537	.365	.213	.268
Distributions from net investment income	(.416)	(.425)	(.418)	(.418)	(.417)
Distributions from net realized gain	-	(.033)	(.037)	(.055)	(.051)
Total distributions	(.416)	(.458)	(.455)	(.473)	(.468)
Redemption fees added to paid in capitalB	.001	.001	-D	-D	-D
Net asset value, end of period	$ 11.76	$ 11.12	$ 11.04	$ 11.13	$ 11.39
Total ReturnA	9.69%	5.15%	3.33%	1.87%	2.41%
Ratios to Average Net AssetsC
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.52%	.48%	.50%
Net investment income	3.66%	3.97%	3.76%	3.70%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,201	$ 155,053	$ 143,432	$ 129,125	$ 107,024
Portfolio turnover rate	10%	19%	22%	15%	22%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	93.9	90.5	89.8
31 - 90	1.0	0.0	0.8
91 - 180	0.9	8.9	2.4
181 - 397	4.2	0.6	7.0
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Fidelity Arizona Municipal Money Market Fund	20 Days	18 Days	30 Days
All Tax Free Money Market Funds Average*	30 Days	27 Days	32 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Fidelity Arizona Municipal Money Market Fund	20 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Variable Rate Demand Notes (VRDNs) 82.4%	Variable Rate Demand Notes (VRDNs) 88.1%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 1.1%
Fidelity Municipal Cash Central Fund 7.9%	Fidelity Municipal Cash Central Fund 1.1%
Other Investments 5.2%	Other Investments 9.5%
Net Other Assets 0.0%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Current and Historical Seven-Day Yields

	8/30/10	5/31/10	3/1/10	11/30/09	8/31/09
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Arizona - 87.2%
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/11	$ 3,000,000	$ 3,044,641
(Banner Health Sys. Proj.):
Series 2008 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,600,000	6,600,000
Series 2008 C, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,600,000	6,600,000
Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (a)	21,100,000	21,100,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.28%, LOC Citibank NA, VRDN (a)	11,000,000	11,000,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,960,000	2,960,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.36%, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Hwy. Rev.:
Bonds Series 2004 A, 5% 7/1/11	2,000,000	2,075,688
Participating VRDN Series PT 4605, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.5%, LOC Bank of America NA, VRDN (a)(d)	1,930,000	1,930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,635,000	4,635,000
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.37%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Gran Victoria Hsg. LLC Proj.) Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (a)	500,000	500,000
(Ranchwood Apts. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.32%, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.32%, LOC Fannie Mae, VRDN (a)(d)	10,800,000	10,800,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village at Sun Valley Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
(Village Square Apts. Proj.) Series 2004, 0.36%, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	3,600,000	3,659,506
Peoria Gen. Oblig. Bonds (Projects of 2000, 2005, & 2008) Series 2010, 3% 7/1/11	4,040,000	4,120,818
Phoenix Civic Impt. Corp. Series 2009, 0.31% 9/8/10, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,735,000	7,735,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.39%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.3%, LOC Freddie Mac, VRDN (a)	200,000	200,000
(Paradise Lakes Apt. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.34%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.51%, LOC Wells Fargo Bank NA, VRDN (a)(d)	805,000	805,000
(Phoenix Expansion Proj.) Series 2002, 0.8%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,035,000	2,035,000
(Plastican Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (a)(d)	1,605,000	1,605,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	6,220,000	6,220,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.35%, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 2,000,000	$ 2,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series Putters 3708Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,105,000	9,105,000
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,635,000	3,635,000
Series ROC II R 11862, 0.3% (Liquidity Facility Citibank NA) (a)(e)	2,500,000	2,500,000
Series WF 09 40C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.34% 9/10/10, CP	3,500,000	3,500,000
0.35% 9/16/10, CP	5,000,000	5,000,000
0.36% 10/8/10, CP	3,500,000	3,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,175,000	11,175,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	13,353,000	13,353,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.41%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.31%, LOC Bank of America NA, VRDN (a)	8,800,000	8,800,000
Tempe Transit Excise Tax Rev. Series 2006, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	24,965,000	24,965,000
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/11	1,255,000	1,306,321
Series 2004 A, 5.25% 6/1/11	3,225,000	3,336,623
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.35%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	7,190,000	7,190,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.3%, LOC UBS AG, VRDN (a)	5,500,000	5,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)(d)	10,000,000	10,000,000
		300,936,272
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.36%, LOC Commerzbank AG, VRDN (a)(d)	$ 400,000	$ 400,000
North Carolina - 1.4%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,900,000	4,900,000
Ohio - 0.7%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	1,400,000	1,400,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		2,400,000
Pennsylvania - 0.8%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	300,000	300,000
		2,755,000
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,900,000	3,900,000
Texas - 0.8%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.31%, LOC Citibank NA, VRDN (a)(d)	1,800,000	1,800,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
		2,800,000
Municipal Securities - continued
	Shares	Value
Other - 7.9%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	27,366,000	$ 27,366,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $345,457,272)		345,457,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		(95,475)
NET ASSETS - 100%		$ 345,361,797
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 29,399
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $5 all of which will expire on August 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $318,091,272)	$ 318,091,272
Fidelity Central Funds (cost $27,366,000)	27,366,000
Total Investments (cost $345,457,272)		$ 345,457,272
Cash		131,187
Receivable for investments sold		400,003
Receivable for fund shares sold		2,003,876
Interest receivable		237,784
Distributions receivable from Fidelity Central Funds		7,676
Other receivables		547
Total assets		348,238,345

Liabilities
Payable for fund shares redeemed	2,783,052
Distributions payable	30
Accrued management fee	93,466
Total liabilities		2,876,548

Net Assets		$ 345,361,797
Net Assets consist of:
Paid in capital		$ 345,360,970
Accumulated undistributed net realized gain (loss) on investments		827
Net Assets, for 345,169,748 shares outstanding		$ 345,361,797
Net Asset Value, offering price and redemption price per share ($345,361,797 ÷ 345,169,748 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest		$ 1,187,419
Income from Fidelity Central Funds		29,399
Total income		1,216,818

Expenses
Management fee	$ 1,808,703
Independent trustees' compensation	1,314
Miscellaneous	7,674
Total expenses before reductions	1,817,691
Expense reductions	(637,069)	1,180,622
Net investment income		36,196
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(65)
Net increase in net assets resulting from operations		$ 36,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,196	$ 2,560,639
Net realized gain (loss)	(65)	17,595
Net increase in net assets resulting from operations	36,131	2,578,234
Distributions to shareholders from net investment income	(36,176)	(2,560,731)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,139,546,855	1,391,807,322
Reinvestment of distributions	35,756	2,508,619
Cost of shares redeemed	(1,167,427,147)	(1,414,170,262)
Net increase (decrease) in net assets and shares resulting from share transactions	(27,844,536)	(19,854,321)
Total increase (decrease) in net assets	(27,844,581)	(19,836,818)

Net Assets
Beginning of period	373,206,378	393,043,196
End of period	$ 345,361,797	$ 373,206,378

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-D	.006	.022	.032	.027
Distributions from net investment income	(-)D	(.006)	(.022)	(.032)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.64%	2.25%	3.26%	2.78%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.54%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%	.53%	.50%	.50%	.50%
Expenses net of all reductions	.33%	.52%	.41%	.38%	.37%
Net investment income	.01%	.64%	2.20%	3.22%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,362	$ 373,206	$ 393,043	$ 340,848	$ 267,738

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ 171,721,474	$ 8,680,903	$ (845,037)	$ 7,835,866
Fidelity Arizona Municipal Money Market Fund	$ 345,457,272	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ -	$ 2,566	$ (276,075)	$ 7,835,866
Fidelity Arizona Municipal Money Market Fund	892	-	(5)	-

The tax character of distributions paid was as follows:

August 31, 2010	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 6,226,317	$ -	$ -	$ 6,226,317
Fidelity Arizona Municipal Money Market Fund	36,176	-	-	36,176
August 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,294,897	$ 35,148	$ 373,902	$ 5,703,947
Fidelity Arizona Municipal Money Market Fund	2,560,731	-	-	2,560,731

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $34,896,234 and $15,763,571, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 659

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $636,126.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 5,059	|
Fidelity Arizona Municipal Money Market Fund	943

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2010 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2010, 100% of each fund's income dividends were free from federal income tax, and 2.30% and 43.17% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-UANN-1010
1.790910.107

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.34%	$ 1,000.00	$ 1,000.10	$ 1.71**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.49	$ 1.73**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Municipal Money Market would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	90.6	90.5	89.6
31 - 90	4.5	4.2	3.6
91 - 180	1.5	4.4	1.6
181 - 397	3.4	0.9	5.2
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Fidelity Municipal Money Market	19 Days	16 Days	25 Days
All Tax-Free Money Market Funds Average *	30 Days	27 Days	32 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Fidelity Municipal Money Market	20 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Variable Rate Demand Notes (VRDNs) 75.5%	Variable Rate Demand Notes (VRDNs) 75.0%
Commercial Paper (including CP Mode) 11.6%	Commercial Paper (including CP Mode) 7.9%
Tender Bonds 0.8%	Tender Bonds 0.6%
Municipal Notes 2.5%	Municipal Notes 4.7%
Fidelity Municipal Cash Central Fund 8.9%	Fidelity Municipal Cash Central Fund 11.0%
Other Investments 0.9%	Other Investments 1.0%
Net Other Assets† (0.2)%	Net Other Assets† (0.2)%

* Source: iMoneyNet, Inc.

** Information not available

† Net Other Assets are not included in the pie chart.

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	8/31/10	5/31/10	3/01/10	11/30/09	8/31/09
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)(i)	$ 4,085	$ 4,085
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.45%, LOC Bank of America NA, VRDN (c)(f)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)(i)	23,585	23,585
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.31%, LOC Branch Banking & Trust Co., VRDN (c)	5,725	5,725
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.6%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39%, VRDN (c)(f)	23,800	23,800
		70,070
Alaska - 0.4%
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,500	20,500
Anchorage Gen. Oblig. TAN 1% 12/29/10	12,600	12,628
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	24,720	24,720
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		86,848
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (c)	45,200	45,200
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(h)	16,445	16,445
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Clemente Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	$ 10,600	$ 10,600
(San Fernando Apts. Proj.) Series 2004, 0.32%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.32%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.36%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.36%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	5,550	5,642
Phoenix Civic Impt. Corp. Series 2009, 0.31% 9/8/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)(f)	13,200	13,200
Phoenix Indl. Dev. Auth. Rev. (Plastican Proj.) Series 1997, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,755	1,755
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	3,125	3,125
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Putters 3242, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,300	4,300
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,000	4,000
Series C, 0.36% 10/8/10, CP	27,500	27,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.41%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 24,750	$ 24,750
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	48,500	48,500
		323,067
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,000	1,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	1,200	1,200
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4%, VRDN (c)(f)	34,400	34,400
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.32%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,300	5,300
		144,400
California - 2.5%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.31% (Liquidity Facility Citibank NA) (c)(h)	15,825	15,825
California Gen. Oblig.:
Series 2005 A1, 0.3%, LOC Fortis Banque SA, VRDN (c)	1,550	1,550
0.32% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	40,965	40,965
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2007 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,025	14,025
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,735	9,735
Series 2001 J, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	39,560	39,560
Series 2001 U, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2003 F, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 2,000	$ 2,000
Series 2003 M, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	31,000	31,000
Series 2004 E1, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	22,095	22,095
Series 2005 A, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,500	28,500
Series 2005 D, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,670	19,670
Series 2005 F, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,170	16,170
Series 2006 C, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,800	3,800
(Multifamily Hsg. Prog.):
Series 2000 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,535	16,535
Series 2000 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,500	13,500
Series 2002 C:
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,205	6,205
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,640	15,640
Series 2005 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,300	17,300
Series 2003 D, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	46,710	46,710
Series 2003 K, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,100	6,100
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	900	900
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.54%, VRDN (c)(f)	7,000	7,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	17,400	17,400
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,785	4,785
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	22,900	23,092
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. TRAN: - continued
2% 4/21/11	$ 24,100	$ 24,313
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	52,500	53,074
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.31% (Liquidity Facility Citibank NA) (c)(h)	40,000	40,000
Southern California Home Fing. Auth. Single Family Rev. Series 2004 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,000	29,000
		570,449
Colorado - 2.6%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.36%, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.36%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	6,585	6,607
Participating VRDN:
Putters 3632, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,125	8,125
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	1,235	1,235
Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	14,900	14,900
Series Putters 3702, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,550	3,550
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	14,795	14,795
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	19,125	19,125
(NCMC, Inc. Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (c)	14,480	14,480
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.35%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Waste Mgmt., Inc. Proj.) 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,200	16,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 10 35B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(h)	3,550	3,550
Series EGL 07 0036, 0.31% (Liquidity Facility Citibank NA) (c)(h)	29,700	29,700
Series EGL 07 0037, 0.31% (Liquidity Facility Citibank NA) (c)(h)	16,830	16,830
Series EGL 07 0038, 0.31% (Liquidity Facility Citibank NA) (c)(h)	18,080	18,080
Series EGL 07 0040, 0.31% (Liquidity Facility Citibank NA) (c)(h)	30,610	30,610
Colorado Springs Utils. Rev. Series 2000 A, 0.31%, VRDN (c)	26,500	26,500
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.34%, LOC KBC Bank NV, VRDN (c)(f)	38,800	38,800
Series 2008 C2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	75,800	75,800
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,340	5,340
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)	24,505	24,505
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)(f)	410	410
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.84%, LOC Compass Bank, VRDN (c)	$ 17,415	$ 17,415
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.36%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		572,717
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Bonds Series 2010 B, 1.5% 6/1/11	19,050	19,208
BAN:
Series 2009 B, 4% 6/1/11	25,830	26,512
Series 2010 A, 2% 5/19/11	66,600	67,333
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,050	6,050
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	6,395	6,395
Series 2004 B4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	12,280	12,280
Series 2005 D5, 0.35% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
		154,953
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.74%, VRDN (c)(f)	3,000	3,000
Series 1988, 0.74%, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.5%, VRDN (c)	4,500	4,500
Series 1994, 0.74%, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.56%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.36% (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	3,400	3,400
Series Merlots 07 C103, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,745	4,745
Series Merlots 07 C66, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	7,150	7,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Hsg. Auth. Rev. Participating VRDN: - continued
Series ROC II R 11651, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 6,350	$ 6,350
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	14,800	14,800
		97,295
District of Columbia - 1.7%
District Columbia Rev. (World Wildlife Fund Proj.) Series 2010, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	11,015	11,015
District of Columbia Gen. Oblig. Series 2008 C, 0.32%, LOC TD Banknorth, NA, VRDN (c)	8,000	8,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (c)(f)	2,985	2,985
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.32% tender 10/8/10, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
(Nat'l. Academy of Sciences Proj.):
0.31% tender 9/8/10, LOC Bank of America NA, CP mode	30,000	30,000
0.35% tender 10/5/10, LOC Bank of America NA, CP mode	14,125	14,125
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,520	7,520
(George Washington Univ. Proj.) Series 1999 C, 0.28%, LOC Bank of America NA, VRDN (c)	27,260	27,260
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.29%, LOC Bank of America NA, VRDN (c)	29,900	29,900
Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (c)	18,675	18,675
(The AARP Foundation Proj.) Series 2004, 0.31%, LOC Bank of America NA, VRDN (c)	9,950	9,950
(The Phillips Collection Issue Proj.) Series 2003, 0.31%, LOC Bank of America NA, VRDN (c)	1,535	1,535
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.31%, LOC Bank of America NA, VRDN (c)	18,200	18,200
Series 2006 A, 0.31%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
ROC II R 11815, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 6,000	$ 6,000
Series BBT 2040, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	4,920	4,920
Series BBT 2054, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Series DB 505, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,570	7,570
Series DB 677, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,792	7,792
Series DB 679, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	10,000	10,000
Series Putters 1691, 0.4% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,990	11,990
Series Putters 2855, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,895	4,895
Series ROC II R 11798, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	15,000	15,000
Series ROC II R 54, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	2,495	2,495
Series 2003 D1, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	38,855	38,855
Series 2003 D2, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,100	20,100
		375,982
Florida - 7.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds:
(Shands HealthCare Proj.) Series 2010 B, 2% 12/1/10	7,675	7,701
(Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A, 0.35% tender 10/5/10, LOC Bank of America NA, CP mode	25,000	25,000
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (c)(f)	10,985	10,985
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.35%, LOC Citibank NA, VRDN (c)(f)	6,700	6,700
(Sanctuary Apts Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	16,095	16,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	$ 29,985	$ 29,985
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series ROC II R 11719, 0.3% (Liquidity Facility Citibank NA) (c)(h)	3,095	3,095
Cape Coral Gen. Oblig.:
0.34% 11/4/10, LOC Bank of America NA, CP	81,000	81,000
0.36% 10/18/10, LOC Bank of America NA, CP	54,330	54,330
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)(f)	5,640	5,640
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	9,905	9,905
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,540	1,540
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (c)(f)	18,930	18,930
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	4,165	4,165
Series BA 08 1068, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	14,385	14,385
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	40,690	41,873
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,670	5,670
(Banyan Bay Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,050	9,050
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	28,765	28,765
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.33%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Clascona Groves Apts. Proj.) Series A, 0.33%, LOC Citibank NA, VRDN (c)(f)	$ 9,000	$ 9,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.33%, LOC Citibank NA, VRDN (c)(f)	5,600	5,600
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.33%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
(Hunters Run Apts. Proj.) Series G, 0.35%, LOC Fannie Mae, VRDN (c)(f)	8,100	8,100
(Lynn Lake Apts. Proj.) Series B1, 0.34%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	15,100	15,100
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
(Riverwalk I Apts. Proj.) Series 2008 E, 0.33%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.36%, LOC Citibank NA, VRDN (c)(f)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.33%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 07 1034, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,621	6,621
Series BA 08 1191, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	5,885	5,885
Series Merlots 06 B17, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	3,550	3,550
Series Merlots 07 C64, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	10,550	10,550
Series Putters 1336 B, 0.43% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,310	2,310
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	4,695	4,695
(Riverside Apts. Proj.) Series 2000 1, 0.33%, LOC Bank of America NA, VRDN (c)(f)	12,940	12,940
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.35%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.32%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.33%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.33% 9/9/10, LOC Wells Fargo Bank NA, CP	$ 18,270	$ 18,270
0.35% 9/14/10, LOC Wells Fargo Bank NA, CP	6,049	6,049
0.42% 9/14/10, LOC Wells Fargo Bank NA, CP	21,104	21,104
Fort Myers Util. Sys. Rev. Series 2009, 0.31%, LOC Bank of America NA, VRDN (c)	13,895	13,895
Gainesville Utils. Sys. Rev. 0.6% 9/15/10, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.27%, LOC Harris NA, VRDN (c)	9,900	9,900
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	9,735	9,735
(Grande Oaks Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,880	8,880
(Meridian Pointe Apts. Proj.) 0.34%, LOC Citibank NA, VRDN (c)(f)	12,525	12,525
(Mobley Park Apts. Proj.) Series A, 0.33%, LOC Freddie Mac, VRDN (c)(f)	7,890	7,890
(Morgan Creek Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.67%, LOC Bank of America NA, VRDN (c)(f)	500	500
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series C, 0.33% tender 9/2/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	18,600	18,600
Participating VRDN Series BA 09 1209X, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	5,310	5,310
Series Three 2008 B4, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	7,700	7,700
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	10,420	10,420
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.36% tender 9/7/10, CP mode	$ 20,300	$ 20,300
Series 1994, 0.36% tender 9/7/10, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.34%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	78,055	78,055
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 A, 0% 10/1/11	8,420	8,373
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 0.35%, LOC Bank of America NA, VRDN (c)(f)	2,880	2,880
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.34%, LOC Citibank NA, VRDN (c)(f)	16,535	16,535
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	100	100
0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.34%, LOC Citibank NA, VRDN (c)(f)	13,400	13,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,760	7,760
(West Point Villas Apts. Proj.) Series 2000 F, 0.33%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	690	690
(Central Florida YMCA Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (c)	300	300
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.33%, LOC Bank of America NA, VRDN (c)	64,165	64,165
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,665	14,861
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	$ 12,920	$ 12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.31%, LOC Bank of America NA, VRDN (c)	11,170	11,170
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Emerald Bay Club Apts. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	16,500	16,500
(Renaissance Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	18,300	18,300
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	1,600	1,600
(King's Academy, Inc. Proj.) Series 2006, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	15,480	15,480
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.29%, LOC Northern Trust Co., VRDN (c)	3,210	3,210
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.31%, LOC Bank of America NA, VRDN (c)	11,505	11,505
Palm Beach County School District RAN Series 2010, 1.5% 2/22/11	51,000	51,269
Panama City Beach Participating VRDN Series Solar 2006 129, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	7,975	7,975
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,260	1,260
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	50,900	50,900
Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (c)	31,910	31,910
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.29%, LOC Northern Trust Co., VRDN (c)	6,000	6,000
(Suncoast Hospice Proj.) Series 2004, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	16,070	16,070
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	50,615	50,615
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	6,970	6,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN: - continued
Series Putters 2407, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	$ 31,495	$ 31,495
Sunshine State Govt. Fing. Commission Rev. Series L:
0.33% 9/2/10, LOC Dexia Cr. Local de France, CP	21,800	21,800
0.35% 9/1/10, LOC Dexia Cr. Local de France, CP (f)	20,000	20,000
0.35% 9/1/10, LOC Dexia Cr. Local de France, CP	13,075	13,075
0.35% 9/2/10, LOC Dexia Cr. Local de France, CP	9,000	9,000
0.35% 9/7/10, LOC Dexia Cr. Local de France, CP (f)	42,850	42,850
0.35% 9/7/10, LOC Dexia Cr. Local de France, CP	49,600	49,600
Tampa Health Sys. Rev. Bonds (Baycare Health Sys. Proj.) Series 2010, 2% 11/15/10	12,825	12,866
Volusia County School District TAN Series 2009, 3% 9/7/10	12,500	12,505
		1,651,177
Georgia - 2.3%
Atlanta Arpt. Rev. Series 2010 B1:
0.32% 10/12/10, LOC Wells Fargo Bank NA, CP	10,000	10,000
0.32% 11/15/10, LOC Wells Fargo Bank NA, CP	17,000	17,000
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	28,500	28,500
Series A, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	28,590	28,590
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.68%, LOC Fannie Mae, VRDN (c)(f)	4,015	4,015
(Collegetown at Harris Homes Phase I Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.32%, LOC Bank of America NA, VRDN (c)	40,000	40,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.34%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.38%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,085	14,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	$ 16,640	$ 16,640
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (c)	32,500	32,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.32%, LOC Freddie Mac, VRDN (c)(f)	9,545	9,545
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,850	7,850
Georgia Gen. Oblig. Participating VRDN Series WF 08 12C, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	13,550	13,550
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	12,380	12,380
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	11,635	11,635
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.34%, LOC Bank of America NA, VRDN (c)(f)	4,900	4,900
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.34%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.34%, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.31% (Liquidity Facility Royal Bank of Canada), VRDN (c)	48,800	48,800
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2000 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2000 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (c)	17,000	17,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.36%, LOC Fannie Mae, VRDN (c)(f)	9,175	9,175
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (c)(f)	57,400	57,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.33%, LOC Citibank NA, VRDN (c)(f)	$ 11,290	$ 11,290
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Enterprises, Inc. Proj.) Series 1996 A, 0.39%, LOC Harris NA, VRDN (c)	3,650	3,650
		512,225
Hawaii - 0.0%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.31%, LOC Bank of America NA, VRDN (c)	9,500	9,500
Idaho - 0.2%
Idaho Gen. Oblig. TAN 2% 6/30/11	32,200	32,622
Idaho Hsg. & Fin. Assoc. Series A, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,650	2,650
		35,272
Illinois - 3.5%
Aurora Single Family Mtg. Rev. Participating VRDN:
ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	35,515	35,515
Series DB 616, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,005	7,005
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.32%, LOC Bank of America NA, VRDN (c)(f)	2,060	2,060
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.34%, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Board of Ed. Series 2009 A2, 0.3%, LOC Northern Trust Co., VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.53%, LOC Harris NA, VRDN (c)(f)	3,045	3,045
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	20,000	20,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	186,200	186,200
Chicago Wtr. Rev.:
Series 2004 A1, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	74,485	74,485
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	52,140	52,140
Series 2004 A3, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,195	4,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.39%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 19,580	$ 19,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(h)(i)	9,725	9,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.03%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.5%, LOC Bank of America NA, VRDN (c)(f)	4,800	4,800
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.55%, LOC Harris NA, VRDN (c)(f)	791	791
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.53%, LOC Harris NA, VRDN (c)(f)	3,085	3,085
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.44%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.3% (Liquidity Facility Citibank NA) (c)(h)	10,395	10,395
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	1,875	1,875
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 D, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	12,855	12,855
Series DB 601, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	15,180	15,180
Series Putters 3174, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	15,620	15,620
Series Putters 3378, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,200	11,200
Series Putters 3435, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,105	2,105
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	28,140	28,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	$ 45,740	$ 45,740
(Mercy Alliance, Inc. Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,675	7,675
(Museum of Science & Industry Proj.):
Series 2009 C, 0.31%, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.3%, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Saint Xavier Univ. Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (c)	3,820	3,820
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2000, 6.125% 11/15/22 (Pre-Refunded to 11/15/10 @ 100) (g)	19,020	19,243
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Valley View Apts. Proj.) 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,160	11,160
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	12,780	12,780
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.35%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.31%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.36%, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	13,745	13,745
Series 2008, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	26,215	26,215
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.31%, LOC Bank of America NA, VRDN (c)	6,100	6,100
		788,839
Indiana - 1.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.34%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,260	5,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,200	$ 1,200
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.36%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,669	7,669
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.35%, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2009 A2, 0.36%, LOC Bank of America NA, VRDN (c)(f)	19,700	19,700
(Mittal Steel Co. Proj.) 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev.:
Bonds (Indiana Historical Society Proj.):
Series 1996, 0.35%, tender 9/7/10, LOC JPMorgan Chase Bank (c)	9,100	9,100
Series 1997, 0.35%, tender 9/7/10, LOC JPMorgan Chase Bank (c)	4,900	4,900
(Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	36,595	36,595
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	7,500	7,500
(Cmnty. Health Network Proj.) Series 2009 A, 0.33%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,760	4,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.: - continued
Series 2008 A2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 55,300	$ 55,300
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.33%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,205	6,205
Indianapolis Gas Util. Sys. Rev.:
0.85% 9/30/10, CP	25,000	25,000
0.9% 9/15/10, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.45%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		393,134
Iowa - 0.2%
Iowa Fin. Auth.:
Series 2003 F, 0.31% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,275	11,275
Series 2005 C, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	11,725	11,725
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN Series Putters 1205, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,745	1,745
(Mtg. Backed Securities Prog.) Series 2004 G, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	13,085	13,085
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.44%, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.31%, LOC Bank of America NA, VRDN (c)	6,200	6,200
		47,130
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	$ 16,400	$ 16,400
Wichita Gen. Oblig. BAN Series 236, 0.625% 3/3/11	3,615	3,615
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	30,820	30,820
		75,935
Kentucky - 2.5%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.36%, LOC Commerzbank AG, VRDN (c)(f)	38,500	38,500
Series 2006 B, 0.36%, LOC Commerzbank AG, VRDN (c)(f)	47,200	47,200
Series 2008 A, 0.36%, LOC Commerzbank AG, VRDN (c)(f)	70,347	70,347
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.35% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.38%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.36%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 0.8%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 0.3%, LOC Bank of America NA, VRDN (c)(f)	7,900	7,900
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.36%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	$ 159,525	$ 159,525
Series 2008 A2, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	41,700	41,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.45%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:	8,000	8,000
Series Clipper 05 35, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,000	8,000
Series Putters 3780 Z, 0.4% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,430	2,430
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.34%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	11,000	11,000
		568,202
Louisiana - 1.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	17,000	17,000
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (c)	26,800	26,800
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.4%, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	14,415	14,415
Series Putters 3806, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,990	9,990
Series Solar 06 133, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	6,900	6,900
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	5,712	5,712
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (c)	$ 4,095	$ 4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	20,775	20,775
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.32%, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	17,000	17,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	23,750	23,750
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.52%, VRDN (c)(f)	14,000	14,000
Series 2004, 0.52%, VRDN (c)(f)	6,250	6,250
(CommCare Corp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	2,895	2,895
Port New Orleans Board Commerce Rev. 0.35%, LOC BNP Paribas SA, VRDN (c)(f)	18,095	18,095
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.) Series 2010, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
		283,777
Maine - 0.3%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (c)	14,700	14,700
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.35%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		76,400
Maryland - 1.1%
Baltimore County Gen. Oblig. Series 2008, 0.3% 10/7/10, CP	35,000	35,000
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.47%, LOC RBS Citizens NA, VRDN (c)	12,700	12,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	$ 12,190	$ 12,190
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.31%, LOC Bank of America NA, VRDN (c)	15,715	15,715
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (c)	13,345	13,345
Series 2007 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	11,290	11,290
(Villa Julie College, Inc. Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (c)	28,020	28,020
Series E, 0.3% 9/8/10, LOC Bank of America NA, CP	25,000	25,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (c)	17,110	17,110
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.35%, LOC Fannie Mae, VRDN (c)(f)	2,200	2,200
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.3%, LOC Bank of America NA, VRDN (c)	9,600	9,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
		246,275
Massachusetts - 1.6%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,835	11,835
Massachusetts Participating VRDN Series Clipper 06 11, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	59,605	59,605
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series PT 4368, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(h)	5,020	5,020
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2008 A1, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	$ 52,210	$ 52,210
Series 2008 A2, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,900	14,900
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A3, 0.31%, LOC Bank of America NA, VRDN (c)	3,845	3,845
Series 2010 A6, 0.31%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005:
0.9% tender 9/1/10, CP mode (f)	22,500	22,500
0.9% tender 9/2/10, CP mode (f)	1,900	1,900
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 39, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	11,000	11,000
RAN Series 2010 A, 2% 4/28/11	41,500	41,961
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	48,100	48,100
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.85% tender 9/2/10, CP mode	8,000	8,000
Series 1993 A, 0.85% tender 9/1/10, CP mode	15,000	15,000
(New England Pwr. Co. Proj.) Bonds Series 1993 B, 0.95% tender 9/10/10, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (c)(h)	31,500	31,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1% tender 9/10/10, CP mode (f)	1,000	1,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	10,350	10,350
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	800	800
		347,526
Michigan - 1.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.4%, LOC RBS Citizens NA, VRDN (c)	43,500	43,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 5, 0.37% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	$ 2,890	$ 2,890
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	21,100	21,427
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	16,100	16,350
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.26% tender 10/5/10, CP mode	18,000	18,000
0.27% tender 10/19/10, CP mode	37,500	37,500
0.3% tender 11/8/10, CP mode	13,300	13,300
0.3% tender 12/6/10, CP mode	34,000	34,000
Series C, 0.26% tender 10/5/10, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 0.44% tender 10/4/10, LOC Landesbank Hessen-Thuringen, CP mode (f)	6,700	6,700
(Lexington Place Apts. Proj.) Series 1999 A, 0.33%, LOC Bank of America NA, VRDN (c)(f)	6,900	6,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,200	17,200
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.31%, LOC Bank of America NA, VRDN (c)	2,900	2,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.35%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	143,650	143,650
Series 2008 E, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,540	5,540
Series 2008 F, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,300	6,300
		396,157
Minnesota - 0.3%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.36%, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.38%, LOC Bank of America NA, VRDN (c)(f)	3,635	3,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.43% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	$ 1,505	$ 1,505
Minnesota Office of Higher Ed. Series 2008 B, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multifamily Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.31%, LOC Wells Fargo Bank NA, VRDN (c)	11,385	11,385
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.38%, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.3%, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
		60,135
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. (SG Resources Mississippi LLC Proj.) Series 2010, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (c)	15,000	15,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.34%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 0.28%, tender 9/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	6,200	6,200
Mississippi Gen. Oblig.:
Series 2007, 0.31% (Liquidity Facility Bank of America NA), VRDN (c)	23,300	23,300
0.31% (Liquidity Facility Bank of America NA), VRDN (c)	10,370	10,370
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.41%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.42%, tender 1/5/11 (c)(i)	14,340	14,340
0.42%, tender 1/5/11 (c)(i)	13,000	13,000
		94,810
Missouri - 1.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	32,400	32,400
Series 2005 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	$ 12,500	$ 12,500
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.35%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.36%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B:
0.28% tender 11/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.3% tender 9/8/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
0.36% tender 10/5/10, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
Participating VRDN Series Putters 2587, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,955	7,955
(Cox Health Sys. Proj.) Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.3%, LOC Bank of America NA, VRDN (c)	4,900	4,900
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C2, 0.37%, tender 3/2/11 (c)	25,000	24,978
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2008 A1, 0.36%, LOC Bank of America NA, VRDN (c)(f)	37,500	37,500
Series 2008 A2, 0.36%, LOC Bank of America NA, VRDN (c)(f)	136,300	136,300
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series Putters 1208, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	245	245
Series Putters 1514, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,630	3,630
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,330	30,330
		432,378
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.0%
Montana Board of Hsg.:
Bonds Series Merlots 02 A19, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)(i)	$ 400	$ 400
Participating VRDN Series Clipper 2006 2, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	9,015	9,015
		9,415
Nebraska - 2.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,400	53,400
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Series 2005:
0.3% 12/9/10, CP	3,150	3,150
0.3% 12/10/10, CP	2,850	2,850
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,885	3,885
Series 2001 E, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,695	8,695
Series 2002 F, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,275	12,275
Series 2003 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,970	6,970
Series 2003 E, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	5,880	5,880
Series 2004 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	3,495	3,495
Series 2004 G, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,650	6,650
Series 2005 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	11,160	11,160
Series 2005 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,335	15,335
Series 2006 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	14,375	14,375
Series 2006 G, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,665	8,665
Series 2007 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	32,795	32,795
Series 2007 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,420	12,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2007 F, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 56,725	$ 56,725
Series 2007 H, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	44,925	44,925
Series 2007 J, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,800	7,800
Series 2008 B, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	23,605	23,605
Series 2008 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	12,500	12,500
Series 2008 H, 0.29% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	13,425	13,425
Nebraska Pub. Pwr. District Rev. Series A, 0.29% 9/17/10, CP	15,000	15,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev.:
0.33% 9/23/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,000	28,000
0.37% 9/10/10 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
		437,680
Nevada - 3.7%
Clark County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC Bayerische Landesbank, VRDN (c)(f)	101,750	101,750
Series 2008 C2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	71,550	71,550
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,550	64,550
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	89,105	89,105
Series 2008 D3, 0.33%, LOC Bayerische Landesbank, VRDN (c)	15,000	15,000
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	32,110	32,110
Series 2008 A, 0.36% 9/10/10, LOC BNP Paribas SA, CP	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (c)(f)	$ 45,100	$ 45,100
Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.33%, LOC Bayerische Landesbank, VRDN (c)(f)	98,900	98,900
Series 2005 A2, 0.33%, LOC Bayerische Landesbank, VRDN (c)(f)	86,085	86,085
Clark County School District Participating VRDN Series BA 08 1153, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	32,600	32,600
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,500	7,500
Las Vegas New Convention & Visitors Auth. Rev.:
Series 2006 A, 0.38% 12/8/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	13,000	13,000
Series 2006 B, 0.3% 11/30/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	32,000	32,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.36%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	30,490	30,490
Reno Cap. Impt. Rev. Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (c)	13,400	13,400
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B:
0.3% 9/10/10, LOC Lloyds TSB Bank PLC, CP	17,500	17,500
0.3% 9/10/10, LOC Lloyds TSB Bank PLC, CP	8,500	8,500
		832,450
New Hampshire - 0.9%
Manchester Arpt. Rev. Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (c)(f)	15,935	15,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 20,000	$ 20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.5%, LOC Bank of America NA, VRDN (c)(f)	3,900	3,900
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/2/10, CP mode (f)	26,500	26,500
Series 1990 B, 0.95% tender 9/10/10, CP mode	20,000	20,000
Series A1, 1% tender 9/10/10, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.45%, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,850	1,850
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologics, Inc. Proj.):
Series 1998, 0.42%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	20,000	20,000
Series 2005, 0.42%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	25,000	25,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.3%, LOC TD Banknorth, NA, VRDN (c)	11,700	11,700
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		195,085
New Jersey - 0.2%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.37%, LOC Dexia Cr. Local de France, VRDN (c)(f)	34,000	34,000
New Mexico - 2.1%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	1,000	1,000
Series 2004 A1, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	1,450	1,450
Series 2004 A2, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Series 2004 A3, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	26,500	26,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2008 A1, 0.36%, LOC Bank of America NA, VRDN (c)(f)	$ 193,000	$ 193,000
Series 2008 A2, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	46,000	46,000
Series 2008 A3, 0.33%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	56,275	56,275
Series 2009 A, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	3,500	3,500
New Mexico Hosp. Equip. Ln. Council Rev. Participating VRDN Series ROC II R 11788, 0.31% (Liquidity Facility Citibank NA) (c)(h)	9,100	9,100
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	111,200	111,200
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,990	9,990
		468,015
New York - 4.6%
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,425	8,425
Series ROC II R 11307, 0.3% (Liquidity Facility Citibank NA) (c)(h)	22,610	22,610
Series 2008 J11, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Series 2008 J7, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	19,550	19,550
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(East 165th Street Proj.) Series A, 0.34%, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Morris Ave. Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Related-Upper East Proj.) Series A, 0.36%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	10,000	10,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.29%, LOC Freddie Mac, VRDN (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(State Renaissance Court Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (c)(f)	$ 8,700	$ 8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(One Columbus Place Dev. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
(West End Towers Proj.) Series 2004 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	58,235	58,235
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.3% (Liquidity Facility Citibank NA) (c)(h)	13,430	13,430
ROC II R 11678, 0.3% (Liquidity Facility Citibank NA) (c)(h)	10,000	10,000
Series ROC II R 10381, 0.3% (Liquidity Facility Citibank NA) (c)(h)	4,070	4,070
Series ROC II R 11249, 0.3% (Liquidity Facility Citibank NA) (c)(h)	10,130	10,130
Series ROC II R 11264, 0.3% (Liquidity Facility Citibank NA) (c)(h)	12,010	12,010
Series ROC II R 12262, 0.3% (Liquidity Facility Citibank NA) (c)(h)	24,000	24,000
Series 7, 0.34% 4/26/11, CP	36,100	36,100
Series 8, 0.34% 4/29/11, CP	42,100	42,100
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (c)(h)	31,025	31,025
Series ROC II R 11535, 0.3% (Liquidity Facility Citibank NA) (c)(h)	2,950	2,950
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(150 East 44th Street Hsg. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(1500 Lexington Avenue Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	$ 18,125	$ 18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	13,300	13,300
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(455 West 37th Street Hsg. Proj.) Series A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(505 West 37th Street Proj.) Series 2008 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.29%, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.29%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	13,700	13,700
(South Cove Plaza Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(West 20th Street Proj.) Series A:
0.29%, LOC Fannie Mae, VRDN (c)(f)	24,475	24,475
0.29%, LOC Fannie Mae, VRDN (c)(f)	41,500	41,500
(West 23rd Street Hsg. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	22,800	22,800
(West 33rd Street Hsg. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.4% 9/10/10, LOC ABN-AMRO Bank NV, CP	$ 15,000	$ 15,000
0.4% 9/13/10, LOC ABN-AMRO Bank NV, CP	30,800	30,800
Series C, 0.4% 9/16/10, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1:
0.3% 9/9/10, CP	1,800	1,800
0.35% 10/8/10, CP	11,400	11,400
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,000	5,000
		1,029,020
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	13,751	13,751
North Carolina - 3.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.31%, LOC Bank of America NA, VRDN (c)	13,900	13,900
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	15,000	15,000
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	35,900	35,900
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.31%, LOC Bank of America NA, VRDN (c)	47,000	47,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.5%, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.31% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	5,930	5,930
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.31%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Series 2007, 0.31%, LOC Bank of America NA, VRDN (c)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series GS 08 9TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(h)	$ 14,625	$ 14,625
Series Putters 4640, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(h)	15,540	15,540
Series ROC II R 11850, 0.3% (Liquidity Facility Citibank NA) (c)(h)	12,600	12,600
(Duke Energy Corp. Proj.):
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,700	22,700
Series 2008 B, 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,000	37,000
(Elon Univ. Proj.):
Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2010, 0.31%, LOC Bank of America NA, VRDN (c)	19,935	19,935
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (c)(f)	13,325	13,325
North Carolina Gen. Oblig.:
Bonds Series 2004 A, 5% 3/1/11	4,000	4,092
Participating VRDN Series ROC II R 11847, 0.3% (Liquidity Facility Citibank NA) (c)(h)	2,295	2,295
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN:
Series Clipper 05 8, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	11,910	11,910
Series Merlots 06 B12, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	31,275	31,275
Series 15 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,945	3,945
Series 16C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,980	15,980
Series 17 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
Series 18 C, 0.34% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,620	19,620
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.3% (Liquidity Facility Bank of America NA) (c)(h)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11808, 0.3% (Liquidity Facility Citibank NA) (c)(h)	$ 9,365	$ 9,365
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	76,000	76,000
Series 2008 A2, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	72,600	72,600
(Friends Homes, Inc. Proj.) Series 2003, 0.31%, LOC Bank of America NA, VRDN (c)	12,800	12,800
(Univ. Health Systems of Eastern Carolina) Series 2008 A2, 0.31%, LOC Bank of America NA, VRDN (c)	17,715	17,715
(Wake Forest Univ. Proj.) Series 2008 C, 0.31%, LOC Bank of America NA, VRDN (c)	9,760	9,760
(WakeMed Proj.):
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	9,400	9,400
Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	16,660	16,660
(Watauga Med. Ctr. Proj.) Series 2005, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	11,905	11,905
North Carolina Med. Care Commission Retirement Facilities Rev. (Carolina Village Proj.) Series 2008 B, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	34,700	34,700
Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Series 2008 A2, 0.33%, LOC Royal Bank of Canada, VRDN (c)(f)	3,855	3,855
Series 2008-5, 0.36%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,800	15,800
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.31%, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Series 2008 B, 0.35%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,500	5,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	30,855	30,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 3,500	$ 3,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.3% (Liquidity Facility Citibank NA) (c)(h)	21,000	21,000
		830,922
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.38%, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,745	2,745
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.3% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	16,130	16,130
Series 2005 A, 0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		110,175
Ohio - 4.1%
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.32%, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	66,100	66,100
Series 2007 C, 4% (Deutsche Post AG Guaranteed), VRDN (c)(f)	72,800	72,800
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,815	5,815
Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
Series 2007 N, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	7,500	7,500
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.3%, LOC Bank of New York, New York, VRDN (c)	28,000	28,000
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	4,200	4,208
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	$ 23,500	$ 23,500
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	29,750	29,750
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,725	72,725
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,350	9,350
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC Barclays Bank PLC, VRDN (c)(f)	1,000	1,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.):
Series 2008 B5:
0.35% tender 9/8/10, CP mode	10,000	10,000
0.37% tender 11/9/10, CP mode	7,200	7,200
0.42% tender 3/1/11, CP mode	18,650	18,650
Series 2008 B6:
0.35% tender 9/8/10, CP mode	8,800	8,800
0.37% tender 11/9/10, CP mode	8,600	8,600
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series Putters 1334, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	1,775	1,775
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series 2005 B2, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	8,575	8,575
Series 2006 F, 0.29% (Liquidity Facility Citibank NA), VRDN (c)(f)	31,930	31,930
Series B, 0.29% (Liquidity Facility Citibank NA), VRDN (c)(f)	29,750	29,750
Series 2007 E, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	90,600	90,600
Series H, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.65%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	$ 9,400	$ 9,400
Series 2006 I, 0.29% (Liquidity Facility Citibank NA), VRDN (c)(f)	15,875	15,875
Series 2006 J, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,800	58,800
Series 2006 N, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	53,405	53,405
Series 2007 J, 0.32% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Ohio Major New State Infrastructure Rev. Bonds Series 2010-1, 2% 6/15/11	9,650	9,769
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,000	30,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.35%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 0.32%, LOC Barclays Bank PLC, VRDN (c)(f)	18,355	18,355
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. BAN 5% 11/1/10	5,300	5,341
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	22,200	22,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.47%, LOC RBS Citizens NA, VRDN (c)	7,900	7,900
		906,303
Oklahoma - 0.7%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	7,385	7,385
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.35%, VRDN (c)(f)	2,500	2,500
Series 2002, 0.35%, VRDN (c)(f)	10,000	10,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	21,969	21,969
Series Putters 1380, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	545	545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.36%, LOC Bank of America NA, VRDN (c)(f)	$ 112,305	$ 112,305
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,120	3,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.31%, LOC Bank of America NA, VRDN (c)	5,250	5,250
		167,774
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.35% tender 12/7/10, CP mode	8,000	8,000
0.36% tender 11/5/10, CP mode	12,500	12,500
Series 2003 E:
0.29% tender 10/19/10, CP mode	8,000	8,000
0.35% tender 11/9/10, CP mode	6,000	6,000
Series F, 0.42% tender 11/9/10, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,290	2,290
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.5%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	6,115	6,115
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.36%, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (c)(h)(i)	14,865	14,865
		86,170
Pennsylvania - 4.4%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,730	9,730
Series 2005 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,170	8,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (c)	$ 12,250	$ 12,250
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.42%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	90,550	90,550
Series 1998 A2, 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	22,105	22,105
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,225	23,225
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.29%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (c)	26,535	26,535
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	6,590	6,590
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,800	20,800
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	8,610	8,610
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,245	11,245
Series Putters 3490Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,995	12,995
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	21,200	21,200
(Shippingport Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	14,050	14,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 1,100	$ 1,100
Series 1997 B1, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B4, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B8, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 0.46%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,700	2,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.3% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1986 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	1,020	1,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,045	7,045
Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,775	3,775
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.36%, LOC Citizens Bank of Pennsylvania, VRDN (c)	48,190	48,190
(Drexel Univ. Proj.) Series B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)	13,665	13,665
(St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (c)	39,900	39,900
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (c)	15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1108, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,750	6,750
Series BA 08 1118, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,650	2,650
Series Putters 3212, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,030	9,030
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2002 74A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	$ 21,900	$ 21,900
Series 2002 75A, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	18,975	18,975
Series 2003 77C, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	5,760	5,760
Series 2003 79B, 0.35% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,975	8,975
Series 2004 81C, 0.35% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 83C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,105	6,105
Series 2004 84D, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	18,450	18,450
Series 2004 86B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	32,000	32,000
Series 2005 90C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,400	3,400
Series 2005-89, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,830	10,830
Series 2005-91B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	21,350	21,350
Series 2006 92B, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	19,500	19,500
Series 2006 93B, 0.39% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	31,225	31,225
Series 2006 94B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	13,850	13,850
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	42,710	42,710
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (c)	12,800	12,800
Philadelphia School District:
Series 2008 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	32,800	32,800
Series 2008 B2, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	28,200	28,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	$ 26,575	$ 26,575
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.31%, LOC Bank of America NA, VRDN (c)	15,725	15,725
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	18,300	18,508
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	4,785	4,785
		977,098
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (c)	915	915
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.45%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	7,000	7,000
		42,915
South Carolina - 1.9%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.33% (Liquidity Facility Bank of America NA) (c)(h)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.31% (Liquidity Facility Bank of America NA), VRDN (c)	13,000	13,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.37%, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	9,470	9,470
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	41,500	41,500
Richland County School District #2 Gen. Oblig. Bonds Series 2010 B, 3% 5/1/11	4,000	4,068
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2010 C, 2% 3/1/11 (b)	53,800	54,221
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds: - continued
Series 2010 D, 2% 3/1/11 (b)	$ 6,270	$ 6,319
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,125	2,125
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
(Palmetto Health Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (c)	32,210	32,210
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.46%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	900	900
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	4,500	4,500
(Carolina Piedmont Foundation Proj.) 0.36%, LOC Bank of America NA, VRDN (c)	5,530	5,530
(Giant Cement Holding, Inc. Proj.) 0.36%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Keys Printing Co. Proj.) 0.46%, LOC JPMorgan Chase Bank, VRDN (c)(f)	200	200
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.33%, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.37%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,150	13,150
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series BC 10 50B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(h)	4,000	4,000
Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (c)(h)	33,000	33,000
Series ROC II R 11528, 0.31% (Liquidity Facility Citibank NA) (c)(h)	17,820	17,820
0.3% 9/9/10, CP	43,186	43,186
0.35% 9/9/10, CP	2,761	2,761
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.31%, LOC Bank of America NA, VRDN (c)	26,270	26,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev.: - continued
Series 2003 B2, 0.28%, LOC Branch Banking & Trust Co., VRDN (c)	$ 38,800	$ 38,800
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 9/2/10, CP mode	20,400	20,400
		429,535
South Dakota - 0.6%
South Dakota Conservancy District Rev. BAN:
Series 2010, 1.75% 9/30/11 (b)	54,330	55,135
2% 9/10/10	27,500	27,510
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.36%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Prog.) Series 2006 C, 0.3% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	8,500	8,500
(Homeownership Mtg. Proj.):
Series 2003 F, 0.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
Series 2008 F, 0.3% (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(f)	3,500	3,500
Series 2007 I, 0.3% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	20,800	20,800
		131,945
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.31%, LOC Bank of America NA, VRDN (c)	1,820	1,820
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.5%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.35%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.35%, VRDN (c)(f)	$ 11,600	$ 11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.36%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (c)	24,825	24,825
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.38%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,100	13,100
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (c)	5,400	5,400
Series A, 0.3%, LOC Bank of America NA, VRDN (c)	36,125	36,125
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	17,625	17,625
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.34%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		290,070
Texas - 10.9%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.33%, LOC Dexia Cr. Local de France, VRDN (c)	14,565	14,565
Austin Util. Sys. Rev. Series A:
0.29% 9/16/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	85,000	85,000
0.35% 12/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,510	16,510
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (c)(h)	18,965	18,965
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.44%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	$ 20,000	$ 20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.39%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.45%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.32%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.39%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.39%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.35%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Comal Independent School District Participating VRDN Series Merlots K10, 0.29% (Liquidity Facility Wells Fargo Bank NA) (c)(h)	12,840	12,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	7,445	7,445
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(h)	17,295	17,295
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	7,480	7,480
Dallas North Texas Tollway Auth. Series A:
0.3% 11/9/10, LOC Bank of America NA, CP	13,000	13,000
0.3% 11/16/10, LOC Bank of America NA, CP	10,200	10,200
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.31% 11/4/10, CP	23,000	23,000
0.33% 12/2/10, CP	12,000	12,000
0.35% 11/8/10, CP	8,300	8,300
Denton Independent School District Participating VRDN Series Putters 2603, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,380	7,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 0.53%, LOC Harris NA, VRDN (c)(f)	$ 4,200	$ 4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.29% (Liquidity Facility Societe Generale) (c)(h)	16,000	16,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,940	19,940
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.44%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 0.52% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
Series 2005, 0.52% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	19,000	19,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D2, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.: - continued
(YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.5%, LOC Compass Bank, VRDN (c)	$ 25,000	$ 25,000
Harris County Gen. Oblig. Participating VRDN:
Series ROC II R 10360, 0.3% (Liquidity Facility Citibank NA) (c)(h)	14,345	14,345
Series ROC II R 718 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (c)(h)	8,330	8,330
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 0.49%, LOC Compass Bank, VRDN (c)	22,500	22,500
Series 2008 C, 0.28%, LOC Commerzbank AG, VRDN (c)	16,400	16,400
Harris County Health Facilities Dev. Corp. Rev. (Seven Acres Jewish Sr. Care Svcs. Proj.) Series 2004, 0.75%, LOC JPMorgan Chase Bank, VRDN (c)	17,815	17,815
Harris County Hosp. District Rev. Series 2010, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,715	6,715
(Louetta Village Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,895	6,895
(Primrose Aldine Bender Apt. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Primrose at Bammel Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,480	8,480
(Quail Chase Apts. Proj.) Series 1999, 0.38%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	12,750	12,750
Harris County Metropolitan Trans. Auth. Series A1:
0.34% 9/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.35% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series Putters 3709, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	6,665	6,665
Series ROC II R 11860, 0.3% (Liquidity Facility Citibank NA) (c)(h)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.33%, LOC Citibank NA, VRDN (c)(f)	$ 9,595	$ 9,595
(Little Nell Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
(Mayfair Park Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	5,900	5,900
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11133, 0.31% (Liquidity Facility Citibank NA) (c)(h)	15,175	15,175
Series ROC II R 11411, 0.31% (Liquidity Facility Citibank NA) (c)(h)	9,290	9,290
Series ROC II R 12267, 0.31% (Liquidity Facility Citibank NA) (c)(h)	16,795	16,795
Series Solar 06 70, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	22,265	22,265
Series 2004 B4, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Series B1:
0.3% 10/15/10, LOC JPMorgan Chase Bank, CP	21,500	21,500
0.3% 10/15/10, LOC JPMorgan Chase Bank, CP	10,000	10,000
Series B2, 0.31% 10/15/10, LOC Wells Fargo Bank NA, San Francisco, CP	17,000	17,000
Series B3, 0.28% 9/9/10, LOC Bank of Nova Scotia New York Branch, CP	5,000	5,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	14,500	14,500
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,180	3,180
Leander Independent School District Participating VRDN Series BC 10 28W, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(h)	9,250	9,250
Lower Colorado River Auth. Rev. Series A:
0.29% 10/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	18,600	18,600
0.3% 10/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	11,600	11,600
0.3% 10/5/10 (Liquidity Facility JPMorgan Chase Bank), CP	28,100	28,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. Series A: - continued
0.35% 10/5/10 (Liquidity Facility JPMorgan Chase Bank), CP	$ 10,000	$ 10,000
0.38% 10/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	17,600	17,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129, 0.3% (Liquidity Facility Societe Generale) (c)(h)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.36%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.45% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	11,350	11,350
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.35%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.35%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.41%, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.55%, VRDN (c)(f)	7,500	7,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.36%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.36%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Round Rock Independent School District Participating VRDN Series SGA 133, 0.3% (Liquidity Facility Societe Generale) (c)(h)	12,615	12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	8,150	8,150
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3560, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,260	9,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (c)	$ 675	$ 675
Series A, 0.3% 10/29/10, CP	55,690	55,690
San Antonio Gen. Oblig. Series A, 0.32% 11/10/10, LOC Bank of America NA, CP	9,910	9,910
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.45%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,250	3,250
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5 Class A, 0.3% (Liquidity Facility Citibank NA) (c)(h)	36,000	36,000
Series SG 02 159, 0.3% (Liquidity Facility Societe Generale) (c)(h)	22,500	22,500
Series 2001 A:
0.3% 9/10/10, CP	9,200	9,200
0.32% 10/7/10, CP	30,000	30,000
0.33% 10/8/10, CP	30,000	30,000
0.34% 11/9/10, CP	64,933	64,933
Spring Independent School District Participating VRDN Series DB 603, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,790	3,790
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	96,200	96,200
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.38%, LOC Compass Bank, VRDN (c)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C2, 0.29%, LOC Bank of America NA, VRDN (c)	17,565	17,565
Series 2008 C3, 0.33%, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 C4, 0.33%, LOC Bank of America NA, VRDN (c)	13,450	13,450
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
(Chisholm Trail Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(Pinnacle Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,165	7,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Post Oak East Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	$ 8,000	$ 8,000
(Residences at Sunset Pointe Proj.) 0.39%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.34%, LOC Fannie Mae, VRDN (c)(f)	6,380	6,380
(Windshire Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,726	2,726
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.34% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	12,120	12,120
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2004:
0.37%, tender 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
0.37%, tender 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
0.37%, tender 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
0.37%, tender 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
0.37%, tender 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series DB 448, 0.33% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	3,345	3,345
Series EGL 06 0125, 0.3% (Liquidity Facility Citibank NA) (c)(h)	7,900	7,900
Series Putters 3478, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,995	4,995
Series Putters 3479, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,910	11,910
Series Putters 3532, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	7,840	7,840
Series ROC II R 11087, 0.36% (Liquidity Facility Citibank NA) (c)(f)(h)	15,680	15,680
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.3%, VRDN (c)(f)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.3%, VRDN (c)(f)	$ 8,650	$ 8,650
Fund II Series 2005 B, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	40,505	40,505
Fund II Series 2007 A, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	29,615	29,615
Texas Pub. Fin. Auth. Rev. Series 2003, 0.3% 12/9/10, CP	18,520	18,520
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	4,985	4,985
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.29% 9/15/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,200	7,200
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.7%, LOC Compass Bank, VRDN (c)	4,680	4,680
		2,443,544
Utah - 2.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,197
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	22,000	22,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.29% 9/1/10 (Liquidity Facility Bank of Nova Scotia), CP	36,280	36,280
Series 1997 B2, 0.32% 10/7/10 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3:
0.27% 9/2/10 (Liquidity Facility JPMorgan Chase Bank), CP	19,890	19,890
0.32% 12/1/10 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
Series 1998 B4:
0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	9,000	9,000
0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
0.32% 9/15/10 (Liquidity Facility JPMorgan Chase Bank), CP	44,300	44,300
0.34% 11/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	63,015	63,015
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake City Sales Tax Rev. 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	$ 7,485	$ 7,485
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,930	6,930
Series 2002 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,970	9,970
Series 2002 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,740	6,740
Series 2003 B, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,425	10,425
Series 2003 C, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,740	8,740
Series 2003 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,665	8,665
Series 2003 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,210	6,210
Series 2003 G, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,910	5,910
Series 2004 G, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,510	14,510
Series 2005 B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,580	11,580
Series 2005 D, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,025	16,025
Series 2005 E, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,830	4,830
Series 2005 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,000	2,000
Series 2005 H, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,100	9,100
Series 2006 F, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BC 10 56B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(h)	5,575	5,575
Series DCL 021, 0.45% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	8,865	8,865
Series Putters 3642, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,595	2,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Wtr. Fin. Agcy. Rev. Series B3:
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 33,400	$ 33,400
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	18,000	18,000
		507,222
Vermont - 0.0%
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.45%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	9,600	9,600
Virginia - 2.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	19,585	19,585
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.54%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 C, 0.32%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	70,000	70,000
Series 2008 D, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	58,000	58,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	11,250	11,250
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	14,500	14,500
Fairfax County Indl. Dev. Auth.:
Bonds (Inova Health Sys. Proj.) 0.42%, tender 3/29/11 (c)	18,000	18,000
Participating VRDN Series Putters 3590, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,495	9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.4% tender 9/16/10, CP mode (f)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.34%, LOC Fannie Mae, VRDN (c)(f)	$ 6,387	$ 6,387
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	23,625	23,625
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 B, 0.42%, tender 3/29/11 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	10,740	10,740
Series 2008 D2, 0.29%, LOC Bank of America NA, VRDN (c)	19,315	19,315
Series 1997, 0.37% 9/10/10, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.36% tender 9/16/10, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,890	5,890
Series 2001, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Series 2006, 0.36%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,400	6,400
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.31% (Liquidity Facility Citibank NA) (c)(h)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	11,385	11,385
Series Merlots 06 C3, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Bonds Series Merlots B20, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)(i)	6,285	6,285
Participating VRDN:
Series BA 1046, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	36,960	36,960
Series BA 1047, 0.37% (Liquidity Facility Bank of America NA) (c)(f)(h)	22,080	22,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 06 07, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	$ 3,785	$ 3,785
Series Merlots 06 B18, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	19,995	19,995
Series Merlots 06 B21, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	8,285	8,285
Series Merlots 07 C42, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	6,340	6,340
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(h)	2,970	2,970
Series PT 4634, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(h)	11,955	11,955
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (c)	18,000	18,000
		574,722
Washington - 3.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.36% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(h)	27,025	27,025
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.35%, VRDN (c)(f)	12,800	12,800
King County Gen. Oblig. Participating VRDN:
Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	3,515	3,515
Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (c)(h)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,330	11,330
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.31%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Gen. Oblig. Series 2002 B2, 0.37% 9/3/10, LOC Bayerische Landesbank Girozentrale, CP (f)	10,455	10,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 7,465	$ 7,465
Series Putters 2553Z, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,135	5,135
Series 1997, 0.33%, LOC Fortis Banque SA, VRDN (c)(f)	37,500	37,500
Series 2001 B1, 0.4% 10/14/10, LOC Bank of America NA, CP (f)	12,200	12,200
Series 2008, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3781, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(h)	2,530	2,530
Series ROC II R 11144, 0.3% (Liquidity Facility Citibank NA) (c)(h)	11,725	11,725
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.5%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	7,200	7,200
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	4,835	4,835
Series DB 606, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(h)	6,075	6,075
Series Putters 3501Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	11,660	11,660
Series Putters 3539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	10,000	10,000
Series Solar 06 13, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	33,755	33,755
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series Solar 07 66, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	19,755	19,755
(Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (c)	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (c)	$ 54,500	$ 54,500
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.36% (Liquidity Facility Barclays Bank PLC) (c)(f)(h)	8,560	8,560
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,550	4,550
(Crestview Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.32%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.32%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Seaport Landing Retirement Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	11,880	11,880
(Silver Creek Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Cambridge Apts. Proj.) Series 2009, 0.29%, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.34%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.29%, LOC Fannie Mae, VRDN (c)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.29%, LOC Bank of America NA, VRDN (c)	$ 49,410	$ 49,410
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	6,470	6,470
		870,915
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.4% tender 9/16/10, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.31%, LOC Deutsche Bank AG, VRDN (c)(f)	8,430	8,430
Series 1990 B, 0.31%, LOC Deutsche Bank AG, VRDN (c)(f)	9,700	9,700
Series 1990 C, 0.31%, LOC Deutsche Bank AG, VRDN (c)(f)	800	800
Series 1990 D, 0.31%, LOC Deutsche Bank AG, VRDN (c)(f)	9,800	9,800
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.33%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
(Ohio Pwr. Co. - Sporn Proj.) Series 2008 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
		226,550
Wisconsin - 0.8%
Madison Gen. Oblig. Bonds Series 2009 A, 2% 10/1/10	6,020	6,028
Milwaukee Gen. Oblig. Series C2, 0.37% 10/20/10, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.42%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,605	1,605
Wisconsin Gen. Oblig. Series 2006 A, 0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN ROC II R 11837, 0.3% (Liquidity Facility Citibank NA) (c)(h)	$ 7,000	$ 7,000
(Gundersen Lutheran Proj.):
Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2009 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	13,300	13,300
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,005	2,005
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,420	7,420
Series 2008 A, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Wisconsin Trans. Rev.:
Series 1997 A:
0.28% 9/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
0.35% 10/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,147
Series 2006 A, 0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		182,889
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.36%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.: - continued
Series 2005-4, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 8,000	$ 8,000
Series 2006-2, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2008-2, 0.36% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		47,750
	Shares
Other - 8.9%
Fidelity Municipal Cash Central Fund, 0.32% (d)(e)	1,999,576,134	1,999,576
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $22,421,194)		22,421,194
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(51,595)
NET ASSETS - 100%		$ 22,369,599
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,450,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,285,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	4/19/01	$ 4,085
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	10/2/08	$ 23,585
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	7/13/09	$ 9,725
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.42%, tender 1/5/11	6/3/10	$ 27,340
Montana Board of Hsg. Bonds Series Merlots 02 A19, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	7/2/09	$ 400
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	3/19/09 - 7/6/10	$ 14,865
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots B20, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	1/20/09	$ 6,285
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 5,082
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,421,618)	$ 20,421,618
Fidelity Central Funds (cost $1,999,576)	1,999,576
Total Investments (cost $22,421,194)		$ 22,421,194
Cash		8,885
Receivable for investments sold		76,460
Receivable for fund shares sold		271,141
Interest receivable		13,411
Distributions receivable from Fidelity Central Funds		458
Other receivables		90
Total assets		22,791,639

Liabilities
Payable for investments purchased Regular delivery	$ 60,588
Delayed delivery	115,674
Payable for fund shares redeemed	233,266
Accrued management fee	4,996
Other affiliated payables	7,291
Other payables and accrued expenses	225
Total liabilities		422,040

Net Assets		$ 22,369,599
Net Assets consist of:
Paid in capital		$ 22,369,330
Accumulated undistributed net realized gain (loss) on investments		269
Net Assets, for 22,364,003 shares outstanding		$ 22,369,599
Net Asset Value, offering price and redemption price per share ($22,369,599 ÷ 22,364,003 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 78,435
Income from Fidelity Central Funds		5,082
Total income		83,517

Expenses
Management fee	$ 62,232
Transfer agent fees	35,126
Accounting fees and expenses	1,367
Custodian fees and expenses	339
Independent trustees' compensation	85
Registration fees	364
Audit	90
Legal	87
Miscellaneous	977
Total expenses before reductions	100,667
Expense reductions	(20,070)	80,597
Net investment income		2,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		830
Net increase in net assets resulting from operations		$ 3,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,920	$ 194,803
Net realized gain (loss)	830	55
Net increase in net assets resulting from operations	3,750	194,858
Distributions to shareholders from net investment income	(2,776)	(194,925)
Distributions to shareholders from net realized gain	(237)	(513)
Total distributions	(3,013)	(195,438)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	78,309,889	95,010,908
Reinvestment of distributions	2,980	191,013
Cost of shares redeemed	(80,473,972)	(94,370,914)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,161,103)	831,007
Total increase (decrease) in net assets	(2,160,366)	830,427

Net Assets
Beginning of period	24,529,965	23,699,538
End of period	$ 22,369,599	$ 24,529,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-D	.008	.024	.033	.028
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	-D	.008	.024	.033	.028
Distributions from net investment income	-D	(.008)	(.024)	(.033)	(.028)
Distributions from net gain	-D	-D	-D	-	-
Total distributions	-D	(.008)	(.024)	(.033)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.77%	2.39%	3.33%	2.85%
Ratios to Average Net AssetsB,C
Expenses before reductions	.43%	.47%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.34%	.47%	.43%	.43%	.44%
Expenses net of all reductions	.34%	.46%	.34%	.31%	.33%
Net investment income	.01%	.76%	2.32%	3.29%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 22,370	$ 24,530	$ 23,700	$ 18,677	$ 17,022

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 22,421,194

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 283
Undistributed long-term capital gain	$ 74

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Tax-exempt Income	$ 2,776	$ 194,925
Long-term Capital Gains	237	513
Total	$ 3,013	$ 195,438

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.15% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $20,060.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $532,920, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 55.03% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

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Cincinnati, OH 45277-0002

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Merrimack, NH 03054-0500

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Cincinnati, OH 45277-0003

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Cincinnati, OH 45277-0035

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100 Crosby Parkway - KC1H
Covington, KY 41015

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Fidelity Investments
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Merrimack, NH 03054-0500

Annual Report

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MMM-UANN-1010
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Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.30%	$ 1,000.00	$ 1,000.10	$ 1.51**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.69	$ 1.53**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity AMT Tax-Free Money Fund would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.66 and $1.68, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	86.1	83.9	81.4
31 - 90	5.9	5.6	4.1
91 - 180	4.6	8.0	5.6
181 - 397	3.4	2.5	8.9
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Fidelity AMT Tax-Free Money Fund	24 Days	24 Days	42 Days
All Tax-Free Money Market Funds Average*	30 Days	27 Days	32 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Fidelity AMT Tax-Free Money Fund	24 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Variable Rate Demand Notes (VRDNs) 74.4%	Variable Rate Demand Notes (VRDNs) 71.3%
Commercial Paper (including CP Mode) 12.1%	Commercial Paper (including CP Mode) 8.7%
Tender Bonds 0.3%	Tender Bonds 0.7%
Municipal Notes 5.3%	Municipal Notes 8.9%
Fidelity Tax-Free Cash Central Fund 7.1%	Fidelity Tax-Free Cash Central Fund 7.5%
Other Investments 1.7%	Other Investments 3.0%
Net Other Assets† (0.9)%	Net Other Assets† (0.1)%

* Source: iMoneyNet, Inc.

** Information not available

† Net Other Assets are not included in the pie chart.

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	8/31/10	5/31/10	3/01/10	11/30/09	8/31/09

Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.06%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	$ 13,100	$ 13,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	1,490	1,490
Mobile Spl. Care Facilities Fing. Auth. Rev. (Infirmary Health Sys., Inc.) Series 2010 B, 0.28%, LOC Deutsche Bank AG New York Branch, VRDN (a)(b)	4,400	4,400
		18,990
Alaska - 1.7%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,605	4,605
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.3%, VRDN (b)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (b)	4,100	4,100
		29,705
Arizona - 2.4%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.39%, LOC Landesbank Baden-Wuert, VRDN (b)	13,300	13,300
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.3%, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,115	2,115
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (b)(f)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.31%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		42,310
California - 1.6%
California Gen. Oblig. 0.32% 9/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	$ 3,600	$ 3,600
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	2,000	2,017
2% 4/21/11	2,100	2,119
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	4,600	4,650
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.3% (Liquidity Facility Citibank NA) (b)(f)	6,980	6,980
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.3% 9/7/10, LOC Dexia Cr. Local de France, CP	1,000	1,000
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2008 A, 0.27%, LOC Bank of Nova Scotia New York Branch, LOC California Teachers Retirement Sys., VRDN (b)	4,200	4,200
		28,366
Colorado - 2.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.58%, LOC JPMorgan Chase Bank, VRDN (b)	935	935
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series Putters 2999, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,245	6,245
(Catholic Health Initiatives Proj.) Series 2004 B:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	600	600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.31% (Liquidity Facility Citibank NA) (b)(f)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.31%, VRDN (b)	7,225	7,225
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.39%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
		37,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.8%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1.05% tender 9/1/10, CP mode	$ 5,000	$ 5,000
Connecticut Gen. Oblig.:
BAN:
Series 2009 B, 4% 6/1/11	2,400	2,463
Series 2010 A, 2% 5/19/11	6,100	6,167
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (b)(f)	4,300	4,300
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.):
Series 2005 D4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	3,915	3,915
Series 2005 D6, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	1,380	1,380
Series 2005 E4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	4,180	4,180
		31,405
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.51%, VRDN (b)	5,400	5,400
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		10,400
District Of Columbia - 1.3%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 0.31%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(The Phillips Collection Issue Proj.) Series 2003, 0.31%, LOC Bank of America NA, VRDN (b)	3,935	3,935
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.31%, LOC Bank of America NA, VRDN (b)	11,400	11,400
		22,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 11.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.4% tender 9/1/10, LOC Bank of America NA, CP mode	$ 6,200	$ 6,200
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.29%, LOC Freddie Mac, VRDN (b)	2,165	2,165
Cape Coral Gen. Oblig. 0.32% 10/19/10, LOC Bank of America NA, CP	6,687	6,687
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2007 E, 4% 6/1/11	1,490	1,529
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 C, 4% 7/1/11	3,400	3,498
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.29%, LOC Fannie Mae, VRDN (b)	1,100	1,100
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 4% 7/15/11	3,120	3,219
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	9,230	9,230
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series C, 0.33% tender 9/2/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	1,600	1,600
Series F, 0.28% tender 9/2/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (b)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.36% tender 9/7/10, CP mode	1,800	1,800
Series 1994, 0.36% tender 9/7/10, CP mode	5,545	5,545
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,050	6,073
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2009 B, 3% 10/1/10	4,130	4,138
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	54,700	54,947
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	4,400	4,400
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	16,100	16,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Hanley Ctr. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (b)	$ 7,455	$ 7,455
(King's Academy, Inc. Proj.) Series 2006, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,600	1,600
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (b)	6,260	6,260
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.31%, LOC Bank of America NA, VRDN (b)	2,200	2,200
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	4,900	4,900
Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,605	1,605
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 9/7/10, LOC Dexia Cr. Local de France, CP	4,400	4,400
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (b)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,660	4,660
		198,551
Georgia - 1.6%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.31%, LOC Freddie Mac, VRDN (b)	5,225	5,225
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth.: - continued
(Pace Academy, Inc. Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (b)	$ 4,100	$ 4,100
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.31% (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,300	4,300
Muni. Elec. Auth. of Georgia Series 1985 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,800	3,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.3%, LOC Fannie Mae, VRDN (b)	2,100	2,100
		28,225
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	2,900	2,938
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
		4,938
Illinois - 6.1%
Chicago Board of Ed. Series 2009 A1, 0.27%, LOC Harris NA, VRDN (b)	5,000	5,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 3448, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,805	2,805
Series Solar 06 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	2,200	2,200
Chicago Wtr. Rev.:
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,485	2,485
Series 2004 A3, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,200	3,200
DuPage County Rev. (Morton Arboretum Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	$ 18,900	$ 18,900
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)	19,200	19,200
(Clare Oaks Proj.) Series C, 0.3%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
(Saint Xavier Univ. Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (b)	3,900	3,900
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2000, 6.125% 11/15/11 (Pre-Refunded to 11/15/10 @ 100) (e)	2,835	2,868
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (b)	3,250	3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.31%, LOC Bank of America NA, VRDN (b)	7,180	7,180
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		105,988
Indiana - 2.2%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,200	4,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.32%, LOC Bank of America NA, VRDN (b)	1,550	1,550
Series 2008 F, 0.3%, LOC Bank of New York, New York, VRDN (b)	1,140	1,140
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.27%, LOC Harris NA, VRDN (b)	16,600	16,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,400	8,400
		37,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.39%, VRDN (b)	$ 8,800	$ 8,800
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	4,575	4,591
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	2,900	2,900
		7,491
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,035	1,035
Series Solar 06 150, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	20,625	20,625
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
		28,160
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (b)	5,555	5,555
Series 2008 B, 0.35%, LOC KBC Bank NV, VRDN (b)	1,700	1,700
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,005	7,005
		14,260
Maryland - 1.5%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.3%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.45%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	8,435	8,435
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.31%, LOC Bank of America NA, VRDN (b)	1,390	1,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (b)	$ 2,300	$ 2,300
Series 2007 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (b)	2,330	2,330
		25,855
Massachusetts - 2.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series DC 8030, 0.45% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,000	1,000
Series 2008 A1, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,500	13,500
Massachusetts Dev. Fin. Agcy. Rev. (Childrens Museum Proj.) Series 2006, 0.31%, LOC RBS Citizens NA, VRDN (b)	900	900
Massachusetts Gen. Oblig.:
Participating VRDN:
Series DCL 08 42, 0.45% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,000	3,000
Series SG 126, 0.3% (Liquidity Facility Societe Generale) (b)(f)	2,000	2,000
RAN Series 2010 A, 2% 4/28/11	3,300	3,337
Series 2001 C, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000	3,000
Series H, 0.28% 9/13/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	4,200	4,200
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.85% tender 9/1/10, CP mode	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BA 08 1082, 0.3% (Liquidity Facility Bank of America NA) (b)(f)	6,680	6,680
Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (b)(f)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 2479Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,100	$ 3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	1,700	1,700
		45,417
Michigan - 1.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.4%, LOC RBS Citizens NA, VRDN (b)	9,700	9,700
Michigan Bldg. Auth. Rev. Series 5, 0.37% 9/16/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,305	5,305
Michigan Strategic Fund Ltd. Oblig. Rev. (Grand Rapids Art Museum Proj.) Series 2006 A, 0.45%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.32%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,300	4,300
		20,705
Minnesota - 0.7%
Oak Park Heights Multi-Fam Rev. 0.3%, LOC Freddie Mac, VRDN (b)	3,180	3,180
Univ. of Minnesota Series 2001 C, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,550	8,550
		11,730
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.33%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
		13,300
Missouri - 1.4%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.29%, LOC Bank of America NA, VRDN (b)	11,675	11,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.3% (Liquidity Facility Citibank NA) (b)(f)	$ 8,000	$ 8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		24,675
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
0.28% 9/30/10 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
		12,600
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	11,420	11,420
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.3% (Liquidity Facility Citibank NA) (b)(f)	2,800	2,800
Series 2008 A, 0.36% 9/10/10, LOC BNP Paribas SA, CP	4,000	4,000
Clark County School District Bonds Series 2002 C, 5% 6/15/11	2,500	2,591
		23,611
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 9/10/10, CP mode	1,800	1,800
New Jersey - 0.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.31%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 10,400	$ 10,400
New York - 2.9%
New York City Gen. Oblig. Series 2008 J8, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000	12,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7, 0.34% 4/26/11, CP	3,300	3,300
Series 8, 0.37% 5/9/11, CP	3,900	3,900
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series EGL 07 0003, 0.3% (Liquidity Facility Citibank NA) (b)(f)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600	1,600
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,700	5,700
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.4% 9/13/10, LOC ABN-AMRO Bank NV, CP	2,800	2,800
Series C, 0.4% 9/16/10, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		50,400
North Carolina - 2.9%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	1,700	1,700
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,600	8,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.31% (Liquidity Facility Bank of America NA), VRDN (b)	2,445	2,445
Guilford County Gen. Oblig. Series 2007 B, 0.29% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	1,500	1,500
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (b)	3,800	3,800
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,000	$ 5,000
(Friends Homes, Inc. Proj.) Series 2003, 0.31%, LOC Bank of America NA, VRDN (b)	6,275	6,275
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	2,385	2,385
(WakeMed Proj.) Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.3% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Wake County Gen. Oblig. Series 2003 C, 0.27% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,685	1,685
		49,890
Ohio - 2.3%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,360	4,360
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,795	1,795
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.51%, VRDN (b)	1,400	1,400
(FirstEnergy Corp. Proj.) Series 2006 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.37% tender 11/9/10, CP mode	9,200	9,200
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series BC 09 35W, 0.28% (Liquidity Facility Barclays Bank PLC) (b)(f)	7,960	7,960
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.45% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 2,490	$ 2,490
Stow Gen. Oblig. BAN 2% 5/6/11	5,025	5,073
		39,378
Oklahoma - 0.1%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.31%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Oregon - 2.9%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.29% tender 10/19/10, CP mode	4,000	4,000
Series F:
0.35% tender 11/8/10, CP mode	10,000	10,000
0.35% tender 12/7/10, CP mode	5,000	5,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (b)	29,365	29,365
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (b)	1,500	1,500
		49,865
Pennsylvania - 6.3%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500	3,500
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,750	3,750
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (b)	2,800	2,800
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.3%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,040	3,040
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	1,300	1,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.3%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	9,900	9,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 2,000	$ 2,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (b)	3,200	3,200
(White Horse Village Proj.) Series 2006 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,700	1,700
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.49%, LOC Citizens Bank of Pennsylvania, VRDN (b)	200	200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.43%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,530	4,530
Lower Merion School District Series 2009 B, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,100	4,100
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,760	3,760
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,835	2,835
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.36%, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,540	6,540
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.3%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	6,300	6,300
(Mercyhurst College Proj.) Series 12, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,365	3,365
(St. Joseph's Univ. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,800	3,800
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (b)	5,200	5,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B3, 0.31%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Series 2008 B5, 0.3%, LOC Bank of America NA, VRDN (b)	6,900	6,900
Philadelphia School District:
Series 2008 A1, 0.31%, LOC Bank of America NA, VRDN (b)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 B3, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,600	$ 4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,815	3,815
Somerset County Gen. Oblig. Series 2009 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,450	3,450
		110,775
Rhode Island - 1.1%
East Greenwich Gen. Oblig. BAN 1.5% 2/16/11	5,800	5,829
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Participating VRDN Series Putters 3517, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
(Rhode Island School of Design Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	3,900	3,900
(Roger Williams Univ. Proj.) Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (b)	9,300	9,300
		20,029
South Carolina - 5.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(f)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	8,900	8,900
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11 (a)	4,200	4,233
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	7,431	7,431
Series 2009, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (b)	4,805	4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.36%, LOC Bank of America NA, VRDN (b)	3,600	3,600
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (b)(f)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Participating VRDN:
Series Solar 07 70, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 20,470	$ 20,470
0.3% 9/9/10, CP	6,790	6,790
0.35% 9/9/10, CP	6,924	6,924
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	10,535	10,535
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.):
0.8% tender 9/2/10, CP mode	5,600	5,600
0.8% tender 9/2/10, CP mode	1,800	1,800
		92,488
Tennessee - 1.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.33%, LOC Bank of America NA, VRDN (b)	6,300	6,300
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (b)	6,715	6,715
Shelby County Gen. Oblig. Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400	1,400
		24,315
Texas - 10.6%
Austin Independent School District Participating VRDN Series Putters 3554, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,045	7,045
Austin Util. Sys. Rev. Series A, 0.29% 9/16/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,712	2,712
Comal Independent School District Participating VRDN Series Solar 06 36, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	13,135	13,135
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	10,140	10,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (b)(f)	$ 9,900	$ 9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.31% (Liquidity Facility Citibank NA) (b)(f)	7,945	7,945
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,290	4,290
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.49%, LOC Compass Bank, VRDN (b)	3,100	3,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,150	7,150
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	4,000	4,000
Series 2004 B1, 0.31%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Series 2004 B3, 0.28%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	2,000	2,000
Series B1, 0.3% 10/15/10, LOC JPMorgan Chase Bank, CP	11,350	11,350
Judson Independent School District Participating VRDN Series MS 06 1859, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(f)	6,095	6,095
Mansfield Independent School District Participating VRDN Series PT 4627, 0.3% (Liquidity Facility Deutsche Postbank AG) (b)(f)	10,825	10,825
North East Texas Independent School District Participating VRDN:
Series PT 3951, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	1,015	1,015
Series Putters 2355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.27% (Liquidity Facility Societe Generale) (b)(f)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,215	3,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (b)	$ 8,500	$ 8,500
Series A, 0.3% 10/29/10, CP	17,960	17,960
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.34% 11/9/10, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,245	2,245
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 A, 0.3%, VRDN (b)	5,430	5,430
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(f)	1,500	1,500
Texas Gen. Oblig. (Veterans' Hsg. Assistance Prog.) Series 1995, 0.27%, VRDN (b)	2,120	2,120
Texas Pub. Fin. Auth. Rev. Series 2003, 0.3% 12/9/10, CP	1,500	1,500
Texas Trans. Commission State Hwy. Fund Rev. Series 2006 B, 0.33% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	5,000	5,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.3% (Liquidity Facility Societe Generale) (b)(f)	10,470	10,470
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (b)	2,245	2,245
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.3% (Liquidity Facility Citibank NA) (b)(f)	3,670	3,670
Upper Trinity Reg'l. Wtr. District Series A, 0.34% 10/13/10, LOC Bank of America NA, CP	3,000	3,000
		185,195
Utah - 0.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (b)	2,400	2,400
Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.29% 9/1/10 (Liquidity Facility Bank of Nova Scotia), CP	3,220	3,220
Series 1997 B2, 0.32% 10/7/10 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1997 B3, 0.27% 9/2/10 (Liquidity Facility JPMorgan Chase Bank), CP	1,770	1,770
Series 1998 B4, 0.32% 9/13/10 (Liquidity Facility JPMorgan Chase Bank), CP	450	450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series Putters 3642, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,595	$ 2,595
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000	3,000
		16,585
Virginia - 2.5%
Albemarle County Indl. Dev. Auth. Health Srv 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	3,815	3,815
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	5,900	5,900
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.31% (Liquidity Facility Citibank NA) (b)(f)	3,930	3,930
Series ROC II R 11262, 0.31% (Liquidity Facility Citibank NA) (b)(f)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(f)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	4,720	4,720
		44,305
Washington - 2.6%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	17,210	17,210
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11717, 0.3% (Liquidity Facility Citibank NA) (b)(f)	5,645	5,645
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.31%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.29%, LOC Freddie Mac, VRDN (b)	4,370	4,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN Series Putters 3804, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,250	$ 3,250
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.31%, LOC Bank of America NA, VRDN (b)	3,150	3,150
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 0.28%, LOC Fannie Mae, VRDN (b)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.51%, LOC Bank of America NA, VRDN (b)	1,420	1,420
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,700	1,700
		45,355
West Virginia - 0.7%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.31%, LOC Bank of America NA, VRDN (b)	10,355	10,355
Series 2009 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)(b)	2,800	2,800
		13,155
Wisconsin - 2.5%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
Wisconsin Gen. Oblig.:
Series 2005 A, 0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
Series 2006 A, 0.32% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Alexian Health Sys. Proj.) 0.35% tender 11/4/10, LOC JPMorgan Chase Bank, CP mode	2,900	2,900
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	1,955	1,955
Wisconsin Trans. Rev.:
Series 1997 A:
0.32% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,051	1,051
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997 A:
0.37% 10/8/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 10,884	$ 10,883
Series 2006 A:
0.3% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,000	3,000
0.35% 10/7/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		44,328
	Shares
Other - 7.1%
Fidelity Tax-Free Cash Central Fund, 0.27% (c)(d)	124,553,900	124,554
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,763,214)		1,763,214
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(15,979)
NET ASSETS - 100%		$ 1,747,235
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 306
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,638,660)	$ 1,638,660
Fidelity Central Funds (cost $124,554)	124,554
Total Investments (cost $1,763,214)		$ 1,763,214
Cash		426
Receivable for fund shares sold		512
Interest receivable		1,199
Distributions receivable from Fidelity Central Funds		25
Receivable from investment adviser for expense reductions		143
Other receivables		2
Total assets		1,765,521

Liabilities
Payable for investments purchased Regular delivery	$ 4,700
Delayed delivery	10,433
Payable for fund shares redeemed	2,552
Accrued management fee	599
Other affiliated payables	2
Total liabilities		18,286

Net Assets		$ 1,747,235
Net Assets consist of:
Paid in capital		$ 1,747,076
Accumulated undistributed net realized gain (loss) on investments		159
Net Assets, for 1,745,476 shares outstanding		$ 1,747,235
Net Asset Value, offering price and redemption price per share ($1,747,235 ÷ 1,745,476 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 6,415
Income from Fidelity Central Funds		306
Total income		6,721

Expenses
Management fee	$ 9,349
Independent trustees' compensation	8
Money Market Guarantee Program Fee	65
Total expenses before reductions	9,422
Expense reductions	(3,007)	6,415
Net investment income		306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		196
Net increase in net assets resulting from operations		$ 502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 306	$ 22,678
Net realized gain (loss)	196	275
Net increase in net assets resulting from operations	502	22,953
Distributions to shareholders from net investment income	(306)	(22,679)
Distributions to shareholders from net realized gain	(139)	(910)
Total distributions	(445)	(23,589)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	613,977	1,654,038
Reinvestment of distributions	384	20,969
Cost of shares redeemed	(1,374,041)	(2,707,864)
Net increase (decrease) in net assets and shares resulting from share transactions	(759,680)	(1,032,857)
Total increase (decrease) in net assets	(759,623)	(1,033,493)

Net Assets
Beginning of period	2,506,858	3,540,351
End of period	$ 1,747,235	$ 2,506,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.007	.024	.034	.029
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.007	.024	.034	.029
Distributions from net investment income	- D	(.007)	(.024)	(.034)	(.029)
Distributions from net realized gain	- D	- D	- D	-	-
Total distributions	- D	(.007)	(.024)	(.034)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.75%	2.44%	3.41%	2.94%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.48%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.29%	.38%	.33%	.33%	.33%
Expenses net of all reductions	.29%	.36%	.26%	.24%	.24%
Net investment income	.01%	.79%	2.39%	3.36%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,747	$ 2,507	$ 3,540	$ 3,474	$ 3,333

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 1,763,214

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 73
Undistributed long-term capital gain	$ 87

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Tax-exempt Income	$ 306	$ 22,679
Long-term Capital Gains	139	910
Total	$ 445	$ 23,589

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,179.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $827.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's expenses by $1.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010- present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $106,080, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMM-UANN-1010
1.790914.107

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$39,000	$-	$2,000	$2,500
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,000	$1,600
Fidelity Municipal Money Market Fund	$79,000	$-	$2,000	$12,400

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$42,000	$-	$2,000	$3,800
Fidelity Arizona Municipal Money Market Fund	$37,000	$-	$2,000	$1,800
Fidelity Municipal Money Market Fund	$101,000	$-	$2,000	$20,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,155,000	$3,905,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 20, 2010